Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[2]2			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-4 CIK # Not Applicable
		Citi	354	41,689,356.71	100.00%	7	730,440.03	1.75%	3	317,415.54	0.76%	4	413,024.49	0.99%	0	-	0.00%	1	73,064.63	0.18%	0	-	0.00%
Total			354	41,689,356.71	100.00%	7	730,440.03	1.75%	3	317,415.54	0.76%	4	413,024.49	0.99%	0	-	0.00%	1	73,064.63	0.18%	0	-	0.00%

2 The Securitizer disclosed in its quarterly filing made on August 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by Citi subject to demand to repurchase or replace such asset was pending repurchase or replacement (the “2012-4 Pending Asset”). As disclosed herein, the demand to repurchase the 2012-4 Pending Asset was withdrawn because the breaches of representation with respect to such 2012-4 Pending Assets were cured during the 3-month period ending September 30, 2013.